Average Annual Total Returns{- Fidelity® Natural Resources Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Natural Resources Fund	Fidelity Natural Resources Fund-Default Return Before Taxes Past 1 year	Fidelity Natural Resources Fund-Default Return Before Taxes Past 5 years	Fidelity Natural Resources Fund-Default Return Before Taxes Past 10 years	Fidelity Natural Resources Fund-Default After Taxes on Distributions Past 1 year	Fidelity Natural Resources Fund-Default After Taxes on Distributions Past 5 years	Fidelity Natural Resources Fund-Default After Taxes on Distributions Past 10 years	Fidelity Natural Resources Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Natural Resources Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Natural Resources Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	GS006 Past 1 year	GS006 Past 5 years	GS006 Past 10 years
Total	(20.85%)	(1.46%)	(3.45%)	(21.18%)	(1.76%)	(3.84%)	(12.11%)	(1.06%)	(2.43%)	18.40%	15.22%	13.88%	(19.01%)	(0.08%)	(2.83%)